UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01435
AMCAP Fund
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Gregory F. Niland
5300

Robin

Hood

Rd.
Norfolk,

VA

23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
February 28 or 29
Date of reporting period:
February 28, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class A
| AMCPX
for the year ended February 28, 2025
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 69	0.65%
Management's discussion of fund performance
The fund’s Class A shares
gained
12.97% for the year ended
February
28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.
How a hypothetical $10,000 investment has
grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
AMCAP Fund — Class A (with sales charge) *	6.48%	11.42%	9.94%
AMCAP Fund — Class A (without sales charge) *	12.97%	12.75%	10.60%
S&P 500 Index †	18.41%	16.85%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-002-0425 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class C
| AMPCX
for the year ended February 28, 2025
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 148	1.40%
Management's discussion of fund performance
The fund’s Class C shares gained 12.14% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.
How a hypothetical $10,000 investment has
grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
AMCAP Fund — Class C (with sales charge) *	11.14%	11.91%	9.91%
AMCAP Fund — Class C (without sales charge) *	12.14%	11.91%	9.91%
S&P 500 Index †	18.41%	16.85%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-002-0425 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class T
| TAMCX
for the year ended February 28, 2025
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 43	0.40%
Management's discussion of fund performance
The fund’s Class T shares gained 13.25% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts
.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
AMCAP Fund — Class T (with sales charge) 2	10.42%	12.45%	11.89%
AMCAP Fund — Class T (without sales charge) 2	13.25%	13.03%	12.25%
S&P 500 Index 3	18.41%	16.85%	14.40%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-002-0425 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class F-1
| AMPFX
for the year ended February 28, 2025
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 75	0.70%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 12.93% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real
estate
sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
AMCAP Fund — Class F-1 *	12.93%	12.70%	10.54%
S&P 500 Index †	18.41%	16.85%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-002-0425 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class F-2
| AMCFX
for the year ended February 28, 2025
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 47	0.44%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 13.23% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors
declined
. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class F-2 *	13.23%	13.00%	10.83%
S&P 500 Index †	18.41%	16.85%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net
assets
)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-002-0425 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class F-3
| FMACX
for the year ended February 28, 2025
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 35	0.33%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 13.35% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
AMCAP Fund — Class F-3 2	13.35%	13.12%	12.25%
S&P 500 Index 3	18.41%	16.85%	14.47%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-002-0425 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class 529-A
| CAFAX
for the year ended February 28, 2025
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 72	0.68%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 12.94% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class 529-A (with sales charge) *	8.98%	11.90%	10.14%
AMCAP Fund — Class 529-A (without sales charge) *	12.94%	12.71%	10.54%
S&P 500 Index †	18.41%	16.85%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-002-0425 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class 529-C
| CAFCX
for the year ended February 28, 2025
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 153	1.44%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 12.07% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts
.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class 529-C (with sales charge) *	11.07%	11.85%	10.12%
AMCAP Fund — Class 529-C (without sales charge) *	12.07%	11.85%	10.12%
S&P 500 Index †	18.41%	16.85%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-002-0425 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class 529-E
| CAFEX
for the year ended February 28, 2025
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 98	0.92%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 12.69% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class 529-E *	12.69%	12.45%	10.28%
S&P 500 Index †	18.41%	16.85%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-002-0425 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class 529-T
| TACMX
for the year ended February 28, 2025
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 49	0.46%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 13.19% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
AMCAP Fund — Class 529-T (with sales charge) 2	10.37%	12.39%	11.83%
AMCAP Fund — Class 529-T (without sales charge) 2	13.19%	12.97%	12.19%
S&P 500 Index 3	18.41%	16.85%	14.40%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-002-0425 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class 529-F-1
| CAFFX
for the year ended February 28, 2025
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 54	0.51%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 13.15% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class 529-F-1 *	13.15%	12.91%	10.76%
S&P 500 Index †	18.41%	16.85%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-002-0425 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class 529-F-2
| FMMMX
for the year ended February 28, 2025
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 47	0.44%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 13.25% for the year ended February 28, 2025. That result compares with a
18.41
% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors de
cline
d. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cu
ts.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
AMCAP Fund — Class 529-F-2 2	13.25%	11.98%
S&P 500 Index 3	18.41%	16.60%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is
unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent
of
net assets)
Availability of additional i
nformat
ion
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-002-0425 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class 529-F-3
| FMCMX
for the year ended February 28, 2025
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 41	0.38%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 13.30% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
AMCAP Fund — Class 529-F-3 2	13.30%	12.03%
S&P 500 Index 3	18.41%	16.60%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results
assume all
distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%
Portfolio
holdings
by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-002-0425 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class R-1
| RAFAX
for the year ended February 28, 2025
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were
the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 151	1.42%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 12.10% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class R-1 *	12.10%	11.89%	9.74%
S&P 500 Index †	18.41%	16.85%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results
assume all
distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
Availability
of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-002-0425 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class R-2
| RAFBX
for the year ended February 28, 2025
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 151	1.42%
Management's
discussion of
fund performance
The fund’s Class R-2 shares gained 12.11% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely
, the materials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total returns
	1 year	5 years	10 years
AMCAP Fund — Class R-2 *	12.11%	11.88%	9.75%
S&P 500 Index †	18.41%	16.85%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any
market index
shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
Availability of
additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-002-0425 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class R-2E
| RAEBX
for the year ended February 28, 2025
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 120	1.13%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 12.43% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What
factors influenced
results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.
How a hypothetical $10,000
investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class R-2E *	12.43%	12.21%	10.08%
S&P 500 Index †	18.41%	16.85%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source
(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-002-0425 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class R-3
| RAFCX
for the year ended February 28, 2025
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 104	0.98%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 12.62% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced
results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total returns
	1 year	5 years	10 years
AMCAP Fund — Class R-3 *	12.62%	12.39%	10.23%
S&P 500 Index †	18.41%	16.85%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume
all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%
Portfolio holdings
by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-002-0425 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class R-4
| RAFEX
for the year ended Fe
bruary 2
8, 2
02
5
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 72	0.68%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 12.95% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends a
nd
capital
gain
s.

Average annual total ret
ur
ns
	1 year	5 years	10 years
AMCAP Fund — Class R-4 *	12.95%	12.73%	10.57%
S&P 500 Index †	18.41%	16.85%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-002-0425 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class R-5E
| RAEFX
for the year ended February 28, 2025
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 in
vest
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 51	0.48%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 13.17% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the
mat
erials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital
gain
s.

Average annual total re
turn
s
	1 year	5 years	Since inception 1
AMCAP Fund — Class R-5E 2	13.17%	12.95%	11.76%
S&P 500 Index 3	18.41%	16.85%	13.96%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results
reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%
Portfolio hol
din
gs by sector
(percent of net assets)
Availabi
li
ty
of
additio
na
l informatio
n
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-002-0425 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class R-5
| RAFFX
for the year ended February 28, 2
025
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 41	0.38%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 13.29% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, incl udin
g the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the period but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital
gain
s.

Average annual total returns
	1 year	5 years	10 years
AMCAP Fund — Class R-5 *	13.29%	13.07%	10.90%
S&P 500 Index †	18.41%	16.85%	12.98%
*
Investment results assume all distributions are reinv
est
ed and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-002-0425 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class R-6
| RAFGX
for the year ended February 28, 2025
This annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 35	0.33%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 13.36% for the year ended February 28, 2025. That result compares with a 18.41% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
The U.S. economy grew at a steady pace, driven by strong consumer and government spending, and a healthy labor market. U.S. inflation eased through most of the year, then rose modestly as the Federal Reserve cut interest rates three times beginning in September. Growth stocks lifted U.S. markets for most of the p erio
d but sold off in early 2025 after Chinese startup DeepSeek released an artificial intelligence model that rivaled those of U.S. technology giants, despite reportedly mixing powerful chips with less advanced ones.
Within the fund, most sectors generated positive returns. Communication services, financials, utilities and information technology rose the most. Within communication services, holdings in select social media and digital streaming companies supported results. The industrials and consumer discretionary sectors also rose, though they lagged the portfolio’s overall return.
Conversely, the materials and real estate sectors declined. Materials stocks were affected by concerns about weak economic growth in China, while certain real estate investment trusts declined as investors dialed back expectations for interest rate cuts.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
to
tal returns
	1 year	5 years	10 years
AMCAP Fund — Class R-6 *	13.36%	13.12%	10.95%
S&P 500 Index †	18.41%	16.85%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund sta
t
istics
Fund net assets (in millions)	$ 88,624
Total number of portfolio holdings	206
Total advisory fees paid (in millions)	$ 258
Portfolio turnover rate	36%
Portfolio hol
d
ings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-002-0425 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that John G. Freund, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
February 28, 2025	102,000	14,000	14,000	None
February 29, 2024	1,000	12,000	13,000	None
Adviser and Affiliates2
February 28, 2025	Not Applicable	1,936,000	4000	11,000
February 29, 2024	Not Applicable	2,218,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
February 28, 2025	1,979,000
February 29, 2024	2,243,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

AMCAP Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended February 28, 2025
Lit. No. MFGEFP4-002-0425 © 2025 Capital Group. All rights reserved.

Investment portfolio February 28, 2025

Common stocks 97.13%		Shares	Value (000)
Information technology 29.29%
	Microsoft Corp.	14,265,266	$5,663,168
	Broadcom, Inc.	21,716,094	4,330,841
	NVIDIA Corp.	24,279,807	3,033,033
	Apple, Inc.	9,883,620	2,390,255
	Salesforce, Inc.	7,289,166	2,171,078
	Taiwan Semiconductor Manufacturing Co., Ltd.	42,802,983	1,314,589
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	238,657	43,085
	Palo Alto Networks, Inc.[1]	4,290,136	816,970
	Shopify, Inc., Class A, subordinate voting shares[1]	6,143,400	688,061
	ASML Holding NV	834,900	592,729
	ServiceNow, Inc.[1]	632,135	587,734
	ANSYS, Inc.[1]	1,661,566	553,717
	Micron Technology, Inc.	5,485,761	513,632
	Applied Materials, Inc.	2,632,280	416,084
	Accenture PLC, Class A	1,185,132	413,018
	SAP SE	1,234,240	341,144
	Texas Instruments, Inc.	1,509,051	295,759
	Constellation Software, Inc.	74,992	258,499
	Atlassian Corp., Class A1	770,724	219,086
	CrowdStrike Holdings, Inc., Class A1	539,350	210,163
	Oracle Corp.	1,229,851	204,229
	Adobe, Inc.[1]	320,353	140,494
	Synopsys, Inc.[1]	202,162	92,445
	Autodesk, Inc.[1]	325,389	89,225
	Lattice Semiconductor Corp.[1]	1,329,680	82,892
	Fabrinet, non-registered shares[1]	376,566	75,332
	Intuit, Inc.	112,838	69,264
	Fair Isaac Corp.[1]	33,791	63,742
	Lam Research Corp.	688,010	52,798
	Advanced Micro Devices, Inc.[1]	509,267	50,855
	ServiceTitan, Inc., Class A1	454,646	43,164
	Arista Networks, Inc.[1]	399,768	37,198
	Guidewire Software, Inc.[1]	164,870	33,192
	Analog Devices, Inc.	111,839	25,730
	KLA Corp.	33,951	24,066
	Stripe, Inc., Class B1,2,3	217,774	7,344
	CCC Intelligent Solutions Holdings, Inc.[1]	704,089	7,175
	NICE, Ltd. (ADR)[1,4]	23,704	3,299
			25,955,089

Health care 14.37%
	Eli Lilly and Co.	3,315,932	3,052,746
	Vertex Pharmaceuticals, Inc.[1]	2,877,793	1,380,736
	UnitedHealth Group, Inc.	2,655,498	1,261,255
	Thermo Fisher Scientific, Inc.	2,128,083	1,125,671
	Abbott Laboratories	5,703,022	787,074
	Alnylam Pharmaceuticals, Inc.[1]	2,408,936	594,405
	Regeneron Pharmaceuticals, Inc.	787,002	549,910
	DexCom, Inc.[1]	5,805,751	513,054
	Danaher Corp.	2,311,458	480,228
	Amgen, Inc.	1,110,117	341,983
	Stryker Corp.	852,212	329,116
	Insulet Corp.[1]	1,082,473	294,725
	IDEXX Laboratories, Inc.[1]	651,154	284,626
	Sarepta Therapeutics, Inc.[1]	2,666,132	284,609
	AstraZeneca PLC	1,694,078	256,535
	Molina Healthcare, Inc.[1]	803,338	241,901
	Elevance Health, Inc.	525,388	208,516
	IQVIA Holdings, Inc.[1]	961,771	181,582
	Intuitive Surgical, Inc.[1]	287,460	164,758
	West Pharmaceutical Services, Inc.	380,699	88,452
	Mettler-Toledo International, Inc.[1]	61,201	77,892
	Veeva Systems, Inc., Class A1	329,369	73,825

1	AMCAP Fund

Common stocks (continued)		Shares	Value (000)
Health care (continued)
	ICON PLC[1]	332,000	$63,087
	Zoetis, Inc., Class A	306,559	51,269
	Boston Scientific Corp.[1]	486,300	50,473
			12,738,428

Consumer discretionary 14.33%
	Amazon.com, Inc.[1]	21,481,739	4,560,144
	MercadoLibre, Inc.[1]	598,183	1,269,267
	TopBuild Corp.[1,5]	2,383,244	730,202
	Royal Caribbean Cruises, Ltd.	2,700,189	664,516
	Viking Holdings, Ltd.[1]	13,813,938	664,450
	Hilton Worldwide Holdings, Inc.	2,408,954	638,276
	Burlington Stores, Inc.[1]	2,035,736	507,570
	Caesars Entertainment, Inc.[1,5]	14,041,741	466,467
	Flutter Entertainment PLC[1]	1,655,218	464,438
	Floor & Decor Holdings, Inc., Class A1	3,992,066	385,753
	Tesla, Inc.[1]	1,297,266	380,073
	DoorDash, Inc., Class A1	1,486,858	295,052
	NVR, Inc.[1]	39,801	288,381
	adidas AG	821,355	209,917
	Chipotle Mexican Grill, Inc.[1]	3,811,899	205,728
	Starbucks Corp.	1,695,568	196,364
	LVMH Moët Hennessy-Louis Vuitton SE	189,616	137,772
	Home Depot, Inc.	309,555	122,770
	Booking Holdings, Inc.	21,957	110,137
	Churchill Downs, Inc.	781,016	92,550
	Tractor Supply Co.	1,459,146	80,764
	TJX Companies, Inc. (The)	582,162	72,631
	Lowe’s Companies, Inc.	282,593	70,264
	Marriott International, Inc., Class A	128,648	36,079
	Moncler SpA	227,930	15,764
	Hermès International	5,051	14,474
	Grand Canyon Education, Inc.[1]	37,686	6,777
	Ollies Bargain Outlet Holdings, Inc.[1]	57,728	5,975
	Service Corp. International	49,681	4,024
	CAVA Group, Inc.[1]	34,357	3,265
			12,699,844

Industrials 12.96%
	TransDigm Group, Inc.	1,917,275	2,621,298
	Uber Technologies, Inc.[1]	14,729,633	1,119,599
	General Electric Co.	3,607,489	746,678
	Carrier Global Corp.	10,653,078	690,319
	Ingersoll-Rand, Inc.	7,847,547	665,315
	Copart, Inc.[1]	10,569,112	579,187
	United Rentals, Inc.	826,665	530,984
	XPO, Inc.[1]	3,801,677	467,454
	RTX Corp.	3,170,346	421,624
	Howmet Aerospace, Inc.	3,069,773	419,331
	FTAI Aviation, Ltd.	2,895,269	372,650
	Dayforce, Inc.[1]	5,976,682	370,495
	Delta Air Lines, Inc.	4,732,162	284,498
	Saia, Inc.[1]	581,867	238,240
	Ferguson Enterprises, Inc.	1,213,620	215,418
	Airbus SE, non-registered shares	1,220,688	211,976
	nVent Electric PLC	2,808,232	169,449
	Armstrong World Industries, Inc.	1,089,190	167,365
	GE Vernova, Inc.	481,564	161,411
	Northrop Grumman Corp.	338,527	156,311
	Lennox International, Inc.	238,443	143,316
	Safran SA	499,544	132,199
	ITT, Inc.	716,551	101,206
	Honeywell International, Inc.	443,362	94,387
	Waste Management, Inc.	383,517	89,275
	Automatic Data Processing, Inc.	227,672	71,758
	Deere & Co.	135,805	65,294
	Caterpillar, Inc.	188,728	64,913
	Equifax, Inc.	203,369	49,866

AMCAP Fund	2

Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Willscot Holdings Corp., Class A	767,012	$25,273
	Verisk Analytics, Inc.	44,657	13,259
	APi Group Corp.[1]	263,876	10,362
	GFL Environmental, Inc., subordinate voting shares	138,356	6,248
	AZEK Co., Inc. (The), Class A1	82,988	3,888
	TriNet Group, Inc.	28,000	2,064
			11,482,910

Communication services 11.37%
	Alphabet, Inc., Class A	17,071,124	2,906,871
	Alphabet, Inc., Class C	9,702,026	1,670,883
	Meta Platforms, Inc., Class A	5,162,020	3,449,262
	Netflix, Inc.[1]	1,219,880	1,196,166
	Take-Two Interactive Software, Inc.[1]	1,848,261	391,794
	Charter Communications, Inc., Class A1	992,599	360,879
	Live Nation Entertainment, Inc.[1]	251,793	36,097
	ROBLOX Corp., Class A1	523,275	33,301
	Universal Music Group NV	581,000	16,217
	Electronic Arts, Inc.	115,836	14,957
			10,076,427

Financials 8.52%
	Mastercard, Inc., Class A	3,544,043	2,042,467
	Visa, Inc., Class A	1,858,338	674,038
	Progressive Corp.	2,196,435	619,395
	BlackRock, Inc.	366,503	358,359
	Affirm Holdings, Inc., Class A1	5,207,721	334,075
	Apollo Asset Management, Inc.	1,874,798	279,851
	Morgan Stanley	2,051,005	273,009
	Blackstone, Inc.	1,639,110	264,159
	Toast, Inc., Class A1	6,726,469	259,642
	Marsh & McLennan Companies, Inc.	998,685	237,527
	PNC Financial Services Group, Inc.	1,217,707	233,702
	S&P Global, Inc.	363,526	194,028
	Aon PLC, Class A	443,336	181,378
	Blue Owl Capital, Inc., Class A	7,604,096	163,716
	AIA Group, Ltd.	21,232,800	162,629
	Nu Holdings, Ltd., Class A1	13,979,886	150,284
	JPMorgan Chase & Co.	494,289	130,814
	Arch Capital Group, Ltd.	1,401,001	130,167
	KKR & Co., Inc.	926,287	125,595
	Houlihan Lokey, Inc., Class A	694,777	120,440
	MSCI, Inc.	179,960	106,268
	Stifel Financial Corp.	892,651	94,791
	Equitable Holdings, Inc.	1,567,974	86,270
	Fiserv, Inc.[1]	357,486	84,256
	Tradeweb Markets, Inc., Class A	476,735	64,536
	Arthur J. Gallagher & Co.	175,100	59,138
	American Express Co.	195,718	58,903
	Chubb, Ltd.	198,714	56,729
	Pinnacle Financial Partners, Inc.	57,420	6,561
			7,552,727

Consumer staples 2.74%
	Philip Morris International, Inc.	6,643,908	1,031,666
	Costco Wholesale Corp.	538,149	564,308
	Dollar Tree Stores, Inc.[1]	3,156,556	229,987
	Constellation Brands, Inc., Class A	1,220,412	214,182
	Mondelez International, Inc., Class A	2,639,462	169,533
	Monster Beverage Corp.[1]	2,768,280	151,286
	Church & Dwight Co., Inc.	573,175	63,737
	e.l.f. Beauty, Inc.[1,4]	47,711	3,352
			2,428,051

3	AMCAP Fund

Common stocks (continued)		Shares	Value (000)

Materials 1.94%
	Linde PLC	1,849,946	$864,018
	Ecolab, Inc.	1,393,053	374,745
	ATI, Inc.[1]	3,744,705	217,792
	Sherwin-Williams Co.	478,447	173,327
	Sika AG	348,264	88,667
			1,718,549

Real estate 0.98%
	CoStar Group, Inc.[1]	5,388,535	410,876
	American Tower Corp. REIT	1,175,897	241,788
	Equinix, Inc. REIT	156,699	141,753
	Prologis, Inc. REIT	596,142	73,874
			868,291

Energy 0.45%
	ConocoPhillips	2,205,944	218,719
	EOG Resources, Inc.	1,005,321	127,616
	Schlumberger NV	1,253,197	52,208
			398,543

Utilities 0.18%
	Constellation Energy Corp.	440,563	110,381
	NextEra Energy, Inc.	763,901	53,603
			163,984
	Total common stocks (cost: $46,926,713,000)		86,082,843
Preferred securities 0.13%
Information technology 0.13%
	Genesys Cloud Services Topco, LLC, preferred shares[2]	13,070,000	80,903
	Stripe, Inc., Series G, 6.00% noncumulative preferred shares[1,2,3]	430,630	14,523
	Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares[1,2,3]	327,540	11,046
	Stripe, Inc., Series BB, 6.00% noncumulative preferred shares[1,2,3]	116,181	3,918
	Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2,3]	86,605	2,921
	Total preferred securities (cost: $99,784,000)		113,311
Rights & warrants 0.00%
Information technology 0.00%
	Constellation Software, Inc., warrants, expire 3/31/2040[1,2]	34,745	— [6]
	Total rights & warrants (cost: $0)		— [6]

Short-term securities 2.68%
Money market investments 2.68%
	Capital Group Central Cash Fund 4.37%[5,7]	23,776,726	2,378,148

Money market investments purchased with collateral from securities on loan 0.00%
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.29%[7,8]	93,267	93
	Capital Group Central Cash Fund 4.37%[5,7,8]	639	64
	Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.29%[7,8]	53,874	54
	Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.23%[7,8]	49,384	49
	Fidelity Investments Money Market Government Portfolio, Class I 4.24%[7,8]	49,384	49
	BlackRock Liquidity Funds – FedFund, Institutional Shares 4.25%[7,8]	44,895	45

AMCAP Fund	4

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31%[7,8]	40,405	$41
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.24%[7,8]	35,916	36
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.28%[7,8]	17,958	18
		449
Total short-term securities (cost: $2,378,220,000)		2,378,597
Total investment securities 99.94% (cost: $49,404,717,000)		88,574,751
Other assets less liabilities 0.06%		49,370
Net assets 100.00%		$88,624,121
Investments in affiliates5

	Value at 3/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/28/2025 (000)	Dividend or interest income (000)
Common stocks 1.35%
Health care 0.00%
Haemonetics Corp. [1,9]	$195,390	$33,366	$228,230	$(14,427)	$13,901	$—	$—
Consumer discretionary 1.35%
TopBuild Corp. [1]	868,971	171,291	78,835	3,763	(234,988)	730,202	—
Caesars Entertainment, Inc.[1]	422,532	437,162	218,118	(233,784)	58,675	466,467	—
Burlington Stores, Inc.[1,10]	727,983	—	353,425	113,642	19,370	—	—
Churchill Downs, Inc.[10]	601,268	—	550,706	60,197	(18,209)	—	320
Floor & Decor Holdings, Inc., Class A1,10	722,514	34,399	233,080	(744)	(137,336)	—	—
Helen of Troy, Ltd.[1,9]	167,988	—	140,157	(52,789)	24,958	—	—
YETI Holdings, Inc.[1,9]	230,628	—	216,777	(21,017)	7,166	—	—
						1,196,669
Industrials 0.00%
Dayforce, Inc. [1,10]	613,198	57,727	256,440	(25,127)	(18,863)	—	—
XPO, Inc.[1,10]	737,917	106,012	426,700	185,132	(134,907)	—	—
						—
Total common stocks						1,196,669
Short-term securities 2.68%
Money market investments 2.68%
Capital Group Central Cash Fund 4.37% [7]	2,657,698	16,245,454	16,526,149	872	273	2,378,148	157,251
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.37% [7,8]	13,384		13,320 [11]			64	— [12]
Total short-term securities						2,378,212
Total 4.03%				$15,718	$(419,960)	$3,574,881	$157,571

5	AMCAP Fund

Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Series G, 6.00% noncumulative preferred shares[1,2]	9/29/2023	$9,682	$14,523	.02%
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares[1,2]	8/24/2023	7,055	11,046.01
Stripe, Inc., Class B1,2	5/6/2021-8/24/2023	8,431	7,344.01
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares[1,2]	8/24/2023	2,502	3,918	.00 [13]
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2]	3/15/2021	3,475	2,921	.00 [13]
Total		$31,145	$39,752	.04%

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $39,752,000, which represented .04% of the net assets of the fund.

[4]
All or a portion of this security was on loan. The total value of all such securities was $1,736,000, which represented less than 0.01% of the net assets of the fund.
Refer to Note 5 for more information on securities lending.

[5]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[6]	Amount less than one thousand.
[7]	Rate represents the seven-day yield at 2/28/2025.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Affiliated issuer during the reporting period but no longer held at 2/28/2025.
[10]	Affiliated issuer during the reporting period but no longer an affiliate at 2/28/2025. Refer to the investment portfolio for the security value at 2/28/2025.
[11]	Represents net activity. Refer to Note 5 for more information on securities lending.
[12]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[13]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

AMCAP Fund	6

Financial statements
Statement of assets and liabilities at February 28, 2025

(dollars in thousands)
Assets:
Investment securities, at value (includes $1,736 of investment securities on loan):
Unaffiliated issuers (cost: $46,005,079)	$84,999,870
Affiliated issuers (cost: $3,399,638)	3,574,881	$88,574,751
Cash		367
Cash denominated in currencies other than U.S. dollars (cost: $38)		38
Receivables for:
Sales of investments	61,182
Sales of fund’s shares	51,369
Dividends	45,482
Securities lending income	1
Other	11	158,045
		88,733,201
Liabilities:
Collateral for securities on loan		449
Payables for:
Purchases of investments	15,553
Repurchases of fund’s shares	55,091
Investment advisory services	20,477
Services provided by related parties	13,480
Trustees’ deferred compensation	3,608
Other	422	108,631
Net assets at February 28, 2025		$88,624,121
Net assets consist of:
Capital paid in on shares of beneficial interest		$45,866,695
Total distributable earnings (accumulated loss)		42,757,426
Net assets at February 28, 2025		$88,624,121
Refer to the notes to financial statements.

7	AMCAP Fund

Financial statements (continued)
Statement of assets and liabilities at February 28, 2025 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,052,153 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$40,300,979	936,916	$43.01
Class C	657,227	19,263	34.12
Class T	15	— *	43.27
Class F-1	844,729	19,895	42.46
Class F-2	9,578,787	219,406	43.66
Class F-3	5,663,702	130,448	43.42
Class 529-A	2,668,246	63,159	42.25
Class 529-C	54,044	1,576	34.29
Class 529-E	83,541	2,071	40.35
Class 529-T	25	1	43.21
Class 529-F-1	15	— *	42.87
Class 529-F-2	310,004	7,190	43.12
Class 529-F-3	16	— *	43.12
Class R-1	52,888	1,486	35.60
Class R-2	677,959	19,054	35.58
Class R-2E	90,845	2,184	41.60
Class R-3	957,348	23,556	40.64
Class R-4	714,929	16,838	42.46
Class R-5E	201,961	4,671	43.24
Class R-5	258,974	5,857	44.21
Class R-6	25,507,887	578,582	44.09
*
Amount less than one thousand.
Refer to the notes to financial statements.

AMCAP Fund	8

Financial statements (continued)
Statement of operations for the year ended February 28, 2025

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $6,139; also includes $157,571 from affiliates)	$762,365
Interest from unaffiliated issuers	1,349
Securities lending income (net of fees)	332	$764,046
Fees and expenses*:
Investment advisory services	257,520
Distribution services	126,089
Transfer agent services	51,063
Administrative services	26,386
529 plan services	1,692
Reports to shareholders	1,462
Registration statement and prospectus	865
Trustees’ compensation	985
Auditing and legal	210
Custodian	979
Other	160	467,411
Net investment income		296,635
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $298):
Unaffiliated issuers	9,151,225
Affiliated issuers	15,718
In-kind redemptions	153,906
Currency transactions	1,724	9,322,573
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	1,636,008
Affiliated issuers	(419,960)
Currency translations	215	1,216,263
Net realized gain (loss) and unrealized appreciation (depreciation)		10,538,836
Net increase (decrease) in net assets resulting from operations		$10,835,471
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Statements of changes in net assets

(dollars in thousands)
	Year ended February 28,	Year ended February 29,
	2025	2024

Operations:
Net investment income	$296,635	$373,118
Net realized gain (loss)	9,322,573	4,740,334
Net unrealized appreciation (depreciation)	1,216,263	16,838,418
Net increase (decrease) in net assets resulting from operations	10,835,471	21,951,870
Distributions paid to shareholders	(7,017,793)	(2,723,713)
Net capital share transactions	(524,518)	(2,578,345)
Total increase (decrease) in net assets	3,293,160	16,649,812
Net assets:
Beginning of year	85,330,961	68,681,149
End of year	$88,624,121	$85,330,961
Refer to the notes to financial statements.

9	AMCAP Fund

Notes to financial statements
1. Organization

AMCAP Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — In the reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

AMCAP Fund	10

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

11	AMCAP Fund

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2025 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$23,699,283	$2,248,462	$7,344	$25,955,089
Health care	12,481,893	256,535	—	12,738,428
Consumer discretionary	12,321,917	377,927	—	12,699,844
Industrials	11,138,735	344,175	—	11,482,910
Communication services	10,060,210	16,217	—	10,076,427
Financials	7,390,098	162,629	—	7,552,727
Consumer staples	2,428,051	—	—	2,428,051
Materials	1,629,882	88,667	—	1,718,549
Real estate	868,291	—	—	868,291
Energy	398,543	—	—	398,543
Utilities	163,984	—	—	163,984
Preferred securities	—	—	113,311	113,311
Rights & warrants	—	—	— *	— *
Short-term securities	2,378,597	—	—	2,378,597
Total	$84,959,484	$3,494,612	$120,655	$88,574,751
*
Amount less than one thousand.

AMCAP Fund	12

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

13	AMCAP Fund

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of February 28, 2025, the total value of securities on loan was $1,736,000, and the total value of collateral received was $1,784,000. Collateral received includes cash of $449,000 and U.S. government securities of $1,335,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended February 28, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended February 28, 2025, the fund recognized $940,000 in EU reclaims (net of the effect of realized gain or loss from currency translations) related to European court rulings, which is included in dividend income in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended February 28, 2025, the fund reclassified $557,660,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

AMCAP Fund	14

As of February 28, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed long-term capital gains	$3,781,769
Post-October capital loss deferral*	(18,987)
Gross unrealized appreciation on investments	39,792,773
Gross unrealized depreciation on investments	(715,910)
Net unrealized appreciation (depreciation) on investments	39,076,863
Cost of investments	49,497,888
*
This deferral is considered incurred in the subsequent year.
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended February 28, 2025			Year ended February 29, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$149,005	$3,026,731	$3,175,736	$202,913	$955,384	$1,158,297
Class C	—	64,492	64,492	—	23,410	23,410
Class T	— †	1	1	— †	— †	— †
Class F-1	2,770	65,809	68,579	4,009	22,190	26,199
Class F-2	51,669	708,409	760,078	80,783	226,517	307,300
Class F-3	35,937	422,926	458,863	57,658	134,593	192,251
Class 529-A	9,384	203,464	212,848	12,555	63,974	76,529
Class 529-C	—	5,306	5,306	—	1,978	1,978
Class 529-E	137	6,779	6,916	147	2,222	2,369
Class 529-T	— †	2	2	— †	1	1
Class 529-F-1	— †	1	1	— †	— †	— †
Class 529-F-2	1,658	22,418	24,076	2,319	6,467	8,786
Class 529-F-3	— †	1	1	— †	— †	— †
Class R-1	—	4,906	4,906	—	1,849	1,849
Class R-2	—	61,835	61,835	—	19,794	19,794
Class R-2E	7	6,973	6,980	2	2,047	2,049
Class R-3	1,265	76,457	77,722	983	24,453	25,436
Class R-4	2,519	55,397	57,916	3,810	18,602	22,412
Class R-5E	1,013	14,444	15,457	1,493	4,077	5,570
Class R-5	1,483	19,360	20,843	2,714	6,834	9,548
Class R-6	156,099	1,839,136	1,995,235	248,807	591,128	839,935
Total	$412,946	$6,604,847	$7,017,793	$618,193	$2,105,520	$2,723,713
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.485% on the first $1 billion of daily net assets and decreasing to 0.274% on such assets in excess of $89 billion. For the year ended February 28, 2025, the investment advisory services fees were $257,520,000, which were equivalent to an annualized rate of 0.293% of average daily net assets.

15	AMCAP Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended February 28, 2025, the 529 plan services fees were $1,692,000, which were equivalent to 0.055% of the average daily net assets of each 529 share class.

AMCAP Fund	16

For the year ended February 28, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$97,030	$31,497	$12,028	Not applicable
Class C	7,055	561	213	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	2,140	1,130	261	Not applicable
Class F-2	Not applicable	10,317	2,856	Not applicable
Class F-3	Not applicable	39	1,689	Not applicable
Class 529-A	5,959	1,953	794	$1,451
Class 529-C	583	45	18	33
Class 529-E	423	36	26	47
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	153	88	161
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	569	52	17	Not applicable
Class R-2	5,152	2,368	206	Not applicable
Class R-2E	532	178	26	Not applicable
Class R-3	4,813	1,424	289	Not applicable
Class R-4	1,833	716	220	Not applicable
Class R-5E	Not applicable	283	57	Not applicable
Class R-5	Not applicable	137	81	Not applicable
Class R-6	Not applicable	174	7,517	Not applicable

Total class-specific expenses	$126,089	$51,063	$26,386	$1,692
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $985,000 in the fund’s statement of operations reflects $345,000 in current fees (either paid in cash or deferred) and a net increase of $640,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended February 28, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,397,272,000 and $2,022,444,000, respectively, which generated $470,952,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended February 28, 2025.

17	AMCAP Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended February 28, 2025
Class A	$1,626,692	37,739	$3,123,274	71,191	$(4,936,725)	(114,245)	$(186,759)	(5,315)
Class C	66,926	1,934	64,330	1,841	(243,488)	(7,033)	(112,232)	(3,258)
Class T	—	—	—	—	—	—	—	—
Class F-1	15,619	369	67,950	1,569	(150,028)	(3,513)	(66,459)	(1,575)
Class F-2	1,626,031	37,207	736,079	16,533	(2,546,355)	(58,388)	(184,245)	(4,648)
Class F-3	843,945	19,372	455,386	10,283	(1,336,746)	(30,710)	(37,415)	(1,055)
Class 529-A	205,731	4,850	212,780	4,937	(403,532)	(9,521)	14,979	266
Class 529-C	11,631	334	5,306	151	(27,692)	(794)	(10,755)	(309)
Class 529-E	6,727	166	6,896	168	(17,530)	(426)	(3,907)	(92)
Class 529-T	—	—	2	— †	—	—	2	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	52,859	1,221	24,057	547	(47,821)	(1,105)	29,095	663
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	4,456	124	4,905	135	(21,282)	(593)	(11,921)	(334)
Class R-2	107,197	2,974	61,810	1,697	(180,008)	(4,992)	(11,001)	(321)
Class R-2E	18,342	440	6,980	164	(21,829)	(526)	3,493	78
Class R-3	159,160	3,897	77,612	1,871	(258,124)	(6,326)	(21,352)	(558)
Class R-4	85,835	2,019	57,859	1,336	(193,355)	(4,540)	(49,661)	(1,185)
Class R-5E	53,293	1,234	15,455	351	(46,765)	(1,077)	21,983	508
Class R-5	36,641	820	20,831	462	(88,080)	(1,996)	(30,608)	(714)
Class R-6	1,587,009	36,441	1,984,095	44,132	(3,438,861)	(77,836)	132,243	2,737
Total net increase (decrease)	$6,508,094	151,141	$6,925,609	157,368	$(13,958,221)	(323,621)	$(524,518)	(15,112)
Refer to the end of the table for footnotes.

AMCAP Fund	18

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended February 29, 2024
Class A	$1,601,610	44,848	$1,140,062	30,679	$(3,863,479)	(108,379)	$(1,121,807)	(32,852)
Class C	69,351	2,380	23,350	770	(245,759)	(8,504)	(153,058)	(5,354)
Class T	—	—	—	—	—	—	—	—
Class F-1	17,324	492	25,977	707	(137,879)	(3,940)	(94,578)	(2,741)
Class F-2	1,338,218	36,987	297,967	7,940	(2,014,727)	(55,619)	(378,542)	(10,692)
Class F-3	677,916	18,876	190,007	5,097	(1,136,981)	(31,479)	(269,058)	(7,506)
Class 529-A	181,800	5,159	76,506	2,092	(353,143)	(9,966)	(94,837)	(2,715)
Class 529-C	11,591	395	1,977	65	(27,782)	(942)	(14,214)	(482)
Class 529-E	6,344	187	2,369	67	(13,901)	(408)	(5,188)	(154)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	45,142	1,256	8,782	237	(40,243)	(1,117)	13,681	376
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	7,004	231	1,849	59	(14,862)	(494)	(6,009)	(204)
Class R-2	106,515	3,545	19,781	628	(152,078)	(5,045)	(25,782)	(872)
Class R-2E	16,080	464	2,049	57	(13,262)	(384)	4,867	137
Class R-3	147,070	4,347	25,422	717	(209,377)	(6,210)	(36,885)	(1,146)
Class R-4	95,549	2,697	22,409	610	(165,070)	(4,666)	(47,112)	(1,359)
Class R-5E	46,494	1,304	5,569	149	(71,713)	(2,038)	(19,650)	(585)
Class R-5	28,227	777	9,535	251	(74,677)	(2,059)	(36,915)	(1,031)
Class R-6	1,136,811	31,794	834,870	22,074	(2,264,940)	(60,842)	(293,259)	(6,974)
Total net increase (decrease)	$5,533,046	155,739	$2,688,482	72,199	$(10,799,873)	(302,092)	$(2,578,345)	(74,154)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $30,719,293,000 and $37,682,657,000, respectively, during the year ended February 28, 2025.

19	AMCAP Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
2/28/2025	$41.15	$.09	$5.27	$5.36	$(.17 )	$(3.33)	$(3.50)	$43.01	12.97%	$40,301	.65%	.65%	.22%
2/29/2024	31.97	.13	10.30	10.43	(.22 )	(1.03)	(1.25)	41.15	33.03	38,775.67		.67	.37
2/28/2023	39.42	.10	(5.28)	(5.18)	—	(2.27)	(2.27)	31.97	(12.71)	31,169.67		.67	.32
2/28/2022	40.16	.02	1.94	1.96	—	(2.70)	(2.70)	39.42	4.42	38,536.65		.65	.05
2/28/2021	31.47	.09	10.12	10.21	(.08 )	(1.44)	(1.52)	40.16	32.98	38,472.67		.67	.26
Class C:
2/28/2025	33.38	(.18 )	4.25	4.07	—	(3.33)	(3.33)	34.12	12.14	657	1.40	1.40	(.53 )
2/29/2024	26.13	(.11 )	8.39	8.28	—	(1.03)	(1.03)	33.38	32.07	752	1.42	1.42	(.38 )
2/28/2023	32.96	(.12 )	(4.44)	(4.56)	—	(2.27)	(2.27)	26.13	(13.36)	728	1.42	1.42	(.44 )
2/28/2022	34.23	(.26 )	1.69	1.43	—	(2.70)	(2.70)	32.96	3.61	1,085	1.40	1.40	(.70 )
2/28/2021	27.15	(.14 )	8.66	8.52	—	(1.44)	(1.44)	34.23	31.99	1,252	1.41	1.41	(.47 )
Class T:
2/28/2025	41.36	.20	5.30	5.50	(.26 )	(3.33)	(3.59)	43.27	13.25 [5]	— [6]	.40 [5]	.40 [5]	.47 [5]
2/29/2024	32.18	.23	10.37	10.60	(.39 )	(1.03)	(1.42)	41.36	33.44 [5]	— [6]	.40 [5]	.40 [5]	.65 [5]
2/28/2023	39.57	.19	(5.31)	(5.12)	—	(2.27)	(2.27)	32.18	(12.50)[5]	— [6]	.41 [5]	.41 [5]	.58 [5]
2/28/2022	40.22	.12	1.93	2.05	—	(2.70)	(2.70)	39.57	4.65 [5]	— [6]	.42 [5]	.42 [5]	.28 [5]
2/28/2021	31.50	.18	10.13	10.31	(.15 )	(1.44)	(1.59)	40.22	33.30 [5]	— [6]	.42 [5]	.42 [5]	.50 [5]
Class F-1:
2/28/2025	40.66	.07	5.20	5.27	(.14 )	(3.33)	(3.47)	42.46	12.93	845.70		.70	.17
2/29/2024	31.58	.12	10.17	10.29	(.18 )	(1.03)	(1.21)	40.66	32.99	873.71		.71	.33
2/28/2023	38.99	.09	(5.23)	(5.14)	—	(2.27)	(2.27)	31.58	(12.74)	765.71		.71	.28
2/28/2022	39.78	— [7]	1.91	1.91	—	(2.70)	(2.70)	38.99	4.34	1,017.70		.70	(.01 )
2/28/2021	31.18	.08	10.02	10.10	(.06 )	(1.44)	(1.50)	39.78	32.95	1,318.71		.71	.23
Class F-2:
2/28/2025	41.70	.19	5.34	5.53	(.24 )	(3.33)	(3.57)	43.66	13.23	9,579.44		.44	.43
2/29/2024	32.43	.22	10.44	10.66	(.36 )	(1.03)	(1.39)	41.70	33.35	9,344.44		.44	.60
2/28/2023	39.86	.18	(5.34)	(5.16)	—	(2.27)	(2.27)	32.43	(12.51)	7,613.44		.44	.54
2/28/2022	40.51	.11	1.94	2.05	—	(2.70)	(2.70)	39.86	4.61	9,685.44		.44	.26
2/28/2021	31.71	.17	10.21	10.38	(.14 )	(1.44)	(1.58)	40.51	33.31	9,686.44		.44	.48
Class F-3:
2/28/2025	41.48	.23	5.32	5.55	(.28 )	(3.33)	(3.61)	43.42	13.35	5,664.33		.33	.54
2/29/2024	32.29	.26	10.39	10.65	(.43 )	(1.03)	(1.46)	41.48	33.51	5,455.33		.33	.71
2/28/2023	39.66	.22	(5.32)	(5.10)	—	(2.27)	(2.27)	32.29	(12.42)	4,489.33		.33	.66
2/28/2022	40.27	.16	1.93	2.09	—	(2.70)	(2.70)	39.66	4.74	5,290.33		.33	.37
2/28/2021	31.53	.21	10.14	10.35	(.17 )	(1.44)	(1.61)	40.27	33.41	5,054.34		.34	.59
Class 529-A:
2/28/2025	40.48	.08	5.17	5.25	(.15 )	(3.33)	(3.48)	42.25	12.94	2,668.68		.68	.19
2/29/2024	31.45	.12	10.14	10.26	(.20 )	(1.03)	(1.23)	40.48	33.03	2,546.71		.71	.34
2/28/2023	38.84	.09	(5.21)	(5.12)	—	(2.27)	(2.27)	31.45	(12.75)	2,064.71		.71	.28
2/28/2022	39.63	.01	1.90	1.91	—	(2.70)	(2.70)	38.84	4.36	2,503.68		.68	.02
2/28/2021	31.08	.08	9.98	10.06	(.07 )	(1.44)	(1.51)	39.63	32.93	2,496.71		.71	.22
Refer to the end of the table for footnotes.

AMCAP Fund	20

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
2/28/2025	$33.55	$(.20 )	$4.27	$4.07	$—	$(3.33)	$(3.33)	$34.29	12.07%	$54	1.44%	1.44%	(.57 )%
2/29/2024	26.27	(.13 )	8.44	8.31	—	(1.03)	(1.03)	33.55	32.01	63	1.48	1.48	(.43 )
2/28/2023	33.15	(.13 )	(4.48)	(4.61)	—	(2.27)	(2.27)	26.27	(13.44)	62	1.48	1.48	(.50 )
2/28/2022	34.43	(.28 )	1.70	1.42	—	(2.70)	(2.70)	33.15	3.56	90	1.45	1.45	(.75 )
2/28/2021	27.31	(.14 )	8.70	8.56	—	(1.44)	(1.44)	34.43	31.96	113	1.45	1.45	(.48 )
Class 529-E:
2/28/2025	38.81	(.02 )	4.96	4.94	(.07 )	(3.33)	(3.40)	40.35	12.69	83.92		.92	(.04 )
2/29/2024	30.16	.04	9.71	9.75	(.07 )	(1.03)	(1.10)	38.81	32.68	84.94		.94	.11
2/28/2023	37.44	.02	(5.03)	(5.01)	—	(2.27)	(2.27)	30.16	(12.94)	70.93		.93	.05
2/28/2022	38.37	(.09 )	1.86	1.77	—	(2.70)	(2.70)	37.44	4.12	86.92		.92	(.22 )
2/28/2021	30.14	— [7]	9.67	9.67	— [7]	(1.44)	(1.44)	38.37	32.66	91.93		.93	.01
Class 529-T:
2/28/2025	41.31	.18	5.29	5.47	(.24 )	(3.33)	(3.57)	43.21	13.19 [5]	— [6]	.46 [5]	.46 [5]	.41 [5]
2/29/2024	32.14	.21	10.34	10.55	(.35 )	(1.03)	(1.38)	41.31	33.31 [5]	— [6]	.47 [5]	.47 [5]	.58 [5]
2/28/2023	39.53	.17	(5.29)	(5.12)	—	(2.27)	(2.27)	32.14	(12.51)[5]	— [6]	.46 [5]	.46 [5]	.53 [5]
2/28/2022	40.21	.10	1.92	2.02	—	(2.70)	(2.70)	39.53	4.60 [5]	— [6]	.47 [5]	.47 [5]	.23 [5]
2/28/2021	31.49	.16	10.13	10.29	(.13 )	(1.44)	(1.57)	40.21	33.22 [5]	— [6]	.48 [5]	.48 [5]	.44 [5]
Class 529-F-1:
2/28/2025	41.02	.15	5.25	5.40	(.22 )	(3.33)	(3.55)	42.87	13.15 [5]	— [6]	.51 [5]	.51 [5]	.36 [5]
2/29/2024	31.90	.18	10.28	10.46	(.31 )	(1.03)	(1.34)	41.02	33.25 [5]	— [6]	.53 [5]	.53 [5]	.51 [5]
2/28/2023	39.29	.15	(5.27)	(5.12)	—	(2.27)	(2.27)	31.90	(12.59)[5]	— [6]	.53 [5]	.53 [5]	.46 [5]
2/28/2022	39.99	.08	1.92	2.00	—	(2.70)	(2.70)	39.29	4.55 [5]	— [6]	.51 [5]	.51 [5]	.18 [5]
2/28/2021	31.37	.16	10.07	10.23	(.17 )	(1.44)	(1.61)	39.99	33.19 [5]	— [6]	.48 [5]	.48 [5]	.49 [5]
Class 529-F-2:
2/28/2025	41.22	.19	5.29	5.48	(.25 )	(3.33)	(3.58)	43.12	13.25	310.44		.44	.43
2/29/2024	32.08	.22	10.32	10.54	(.37 )	(1.03)	(1.40)	41.22	33.35	269.44		.44	.61
2/28/2023	39.46	.18	(5.29)	(5.11)	—	(2.27)	(2.27)	32.08	(12.51)	197.43		.43	.56
2/28/2022	40.13	.11	1.92	2.03	—	(2.70)	(2.70)	39.46	4.61	217.45		.45	.25
2/28/2021[8,9]	34.86	.05	6.21	6.26	(.13 )	(.86 )	(.99 )	40.13	18.10 [10]	199	.15 [10]	.15 [10]	.13 [10]
Class 529-F-3:
2/28/2025	41.22	.21	5.29	5.50	(.27 )	(3.33)	(3.60)	43.12	13.30	— [6]	.38	.38	.49
2/29/2024	32.08	.23	10.33	10.56	(.39 )	(1.03)	(1.42)	41.22	33.43	— [6]	.39	.39	.65
2/28/2023	39.45	.19	(5.29)	(5.10)	—	(2.27)	(2.27)	32.08	(12.48)	— [6]	.40	.40	.59
2/28/2022	40.09	.13	1.93	2.06	—	(2.70)	(2.70)	39.45	4.69	— [6]	.38	.38	.31
2/28/2021[8,9]	34.86	.06	6.21	6.27	(.18 )	(.86 )	(1.04)	40.09	18.11 [10]	— [6]	.18 [10]	.13 [10]	.15 [10]
Class R-1:
2/28/2025	34.71	(.20 )	4.42	4.22	—	(3.33)	(3.33)	35.60	12.10	53	1.42	1.42	(.54 )
2/29/2024	27.14	(.11 )	8.71	8.60	—	(1.03)	(1.03)	34.71	32.06	63	1.42	1.42	(.38 )
2/28/2023	34.13	(.12 )	(4.60)	(4.72)	—	(2.27)	(2.27)	27.14	(13.37)	55	1.42	1.42	(.44 )
2/28/2022	35.36	(.27 )	1.74	1.47	—	(2.70)	(2.70)	34.13	3.61	67	1.42	1.42	(.72 )
2/28/2021	28.01	(.16 )	8.95	8.79	—	(1.44)	(1.44)	35.36	31.98	73	1.44	1.44	(.50 )
Refer to the end of the table for footnotes.

21	AMCAP Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
2/28/2025	$34.69	$(.20 )	$4.42	$4.22	$—	$(3.33)	$(3.33)	$35.58	12.11%	$678	1.42%	1.42%	(.55 )%
2/29/2024	27.13	(.11 )	8.70	8.59	—	(1.03)	(1.03)	34.69	32.03	672	1.42	1.42	(.38 )
2/28/2023	34.12	(.12 )	(4.60)	(4.72)	—	(2.27)	(2.27)	27.13	(13.37)	549	1.43	1.43	(.45 )
2/28/2022	35.35	(.28 )	1.75	1.47	—	(2.70)	(2.70)	34.12	3.62	661	1.43	1.43	(.73 )
2/28/2021	28.01	(.16 )	8.94	8.78	—	(1.44)	(1.44)	35.35	31.94	725	1.43	1.43	(.50 )
Class R-2E:
2/28/2025	39.95	(.11 )	5.09	4.98	— [7]	(3.33)	(3.33)	41.60	12.43	91	1.13	1.13	(.27 )
2/29/2024	31.02	(.03 )	9.99	9.96	— [7]	(1.03)	(1.03)	39.95	32.44	84	1.13	1.13	(.09 )
2/28/2023	38.50	(.05 )	(5.16)	(5.21)	—	(2.27)	(2.27)	31.02	(13.11)	61	1.14	1.14	(.15 )
2/28/2022	39.47	(.18 )	1.91	1.73	—	(2.70)	(2.70)	38.50	3.90	75	1.13	1.13	(.43 )
2/28/2021	31.04	(.07 )	9.94	9.87	—	(1.44)	(1.44)	39.47	32.34	76	1.14	1.14	(.21 )
Class R-3:
2/28/2025	39.08	(.04 )	4.99	4.95	(.06 )	(3.33)	(3.39)	40.64	12.62	957.98		.98	(.11 )
2/29/2024	30.35	.02	9.78	9.80	(.04 )	(1.03)	(1.07)	39.08	32.64	942.98		.98	.07
2/28/2023	37.68	— [7]	(5.06)	(5.06)	—	(2.27)	(2.27)	30.35	(12.99)	767.98		.98	— [11]
2/28/2022	38.62	(.12 )	1.88	1.76	—	(2.70)	(2.70)	37.68	4.07	960.98		.98	(.28 )
2/28/2021	30.35	(.02 )	9.73	9.71	—	(1.44)	(1.44)	38.62	32.55	1,104.99		.99	(.05 )
Class R-4:
2/28/2025	40.66	.08	5.20	5.28	(.15 )	(3.33)	(3.48)	42.46	12.95	715.68		.68	.20
2/29/2024	31.59	.13	10.18	10.31	(.21 )	(1.03)	(1.24)	40.66	33.04	733.68		.68	.36
2/28/2023	38.99	.10	(5.23)	(5.13)	—	(2.27)	(2.27)	31.59	(12.72)	612.68		.68	.30
2/28/2022	39.77	.01	1.91	1.92	—	(2.70)	(2.70)	38.99	4.37	803.68		.68	.02
2/28/2021	31.17	.09	10.01	10.10	(.06 )	(1.44)	(1.50)	39.77	32.97	907.68		.68	.25
Class R-5E:
2/28/2025	41.34	.17	5.29	5.46	(.23 )	(3.33)	(3.56)	43.24	13.17	202.48		.48	.39
2/29/2024	32.15	.20	10.35	10.55	(.33 )	(1.03)	(1.36)	41.34	33.31	172.48		.48	.55
2/28/2023	39.56	.17	(5.31)	(5.14)	—	(2.27)	(2.27)	32.15	(12.55)	153.48		.48	.51
2/28/2022	40.23	.10	1.93	2.03	—	(2.70)	(2.70)	39.56	4.60	154.48		.48	.22
2/28/2021	31.52	.15	10.14	10.29	(.14 )	(1.44)	(1.58)	40.23	33.21	139.48		.48	.44
Class R-5:
2/28/2025	42.19	.22	5.39	5.61	(.26 )	(3.33)	(3.59)	44.21	13.29	259.38		.38	.50
2/29/2024	32.80	.24	10.57	10.81	(.39 )	(1.03)	(1.42)	42.19	33.47	277.38		.38	.66
2/28/2023	40.27	.20	(5.40)	(5.20)	—	(2.27)	(2.27)	32.80	(12.48)	249.38		.38	.60
2/28/2022	40.87	.14	1.96	2.10	—	(2.70)	(2.70)	40.27	4.70	344.38		.38	.32
2/28/2021	31.98	.20	10.29	10.49	(.16 )	(1.44)	(1.60)	40.87	33.36	571.38		.38	.55
Class R-6:
2/28/2025	42.07	.24	5.39	5.63	(.28 )	(3.33)	(3.61)	44.09	13.36	25,508.33		.33	.54
2/29/2024	32.73	.26	10.54	10.80	(.43 )	(1.03)	(1.46)	42.07	33.52	24,227.33		.33	.71
2/28/2023	40.17	.22	(5.39)	(5.17)	—	(2.27)	(2.27)	32.73	(12.43)	19,078.33		.33	.66
2/28/2022	40.76	.16	1.95	2.11	—	(2.70)	(2.70)	40.17	4.74	19,945.33		.33	.37
2/28/2021	31.89	.21	10.28	10.49	(.18 )	(1.44)	(1.62)	40.76	33.45	18,504.33		.33	.60
Refer to the end of the table for footnotes.

AMCAP Fund	22

Financial highlights (continued)

	Year ended February 28 or 29,
	2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes[12]	36%	27%	31%	28%	35%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Amount less than $.01.
[8]	Based on operations for a period that is less than a full year.
[9]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[10]	Not annualized.
[11]	Amount less than .01%.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

23	AMCAP Fund

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of AMCAP Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of AMCAP Fund (the "Fund"), including the investment portfolio, as of February 28, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
April 10, 2025
We have served as the auditor of one or more American Funds investment companies since 1956.

AMCAP Fund	24

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended February 28, 2025:
Long-term capital gains	$6,981,180,000
Qualified dividend income	100%
Corporate dividends received deduction	100%
U.S. government income that may be exempt from state taxation	$61,700,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2025, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

25

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

AMCAP Fund	26

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2026. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks.  The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

27	AMCAP Fund

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates.  The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

AMCAP Fund	28

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: April 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: April 30, 2025

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: April 30, 2025